Contribution from noncontrolling interest holders (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Adjustments to Additional Paid in Capital, Other		¥ 11,064
Third-Party Payor [Member]
Adjustments to Additional Paid in Capital, Other	¥ 149,600